INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign components of loss before income taxes
	Year ended December 31,
	2023	2022	2021
Domestic (Israel)	$(10,368)	$(142,527)	$(132,203)
Foreign	13,694	13,066	5,240
Total	$3,326	$(129,461)	$(126,963)

Schedule of domestic and foreign components of income taxes
	Year ended December 31,
	2023	2022	2021
Domestic (Israel)	$557	$649	$180
Foreign	4,646	6,757	2,151
Total	$5,203	$7,406	$2,331

Schedule of effective tax rate reconciliation
	Year ended December 31,
	2023		2022		2021
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$765	23%	$(29,776)	23%	$(29,201)	23%
Increase (decrease) in tax rate due to:
Change in valuation allowance	(5,294)	(159%)	8,489	(7%)	14,968	(12%)
Share-based compensation	11,262	339%	14,806	(11%)	10,184	(8%)
Tax benefit relating to exercise of disqualified ISO	(1,408)	(42%)	(1,394)	1%	(3,069)	2%
Initial public offering costs	(1,800)	(54%)	(1,800)	1%	(5,399)	4%
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	1,140	34%	15,523	(12%)	14,460	(11%)
Currency differences	—	0%	768	1%	18	0%
Other	538	16%	790	1%	370	0%
Effective tax	$5,203	156%	$7,406	(6%)	$2,331	(2%)

Schedule of deferred tax assets and liabilities
	As of December 31,
	2023	2022
Net operating loss carry forwards	$39,809	$39,942
Research and development	3,780	9,663
Initial public offering costs	—	1,800
Other temporary differences	5,320	3,855
Carryforward tax credits	2,093	1,428
Gross deferred tax assets	51,002	56,688
Valuation allowance	(48,430)	(55,561)
Total deferred tax assets	2,572	1,127
Deferred tax liabilities:
Depreciation and amortization	(2,572)	(1,127)
Deferred tax liabilities	$(2,572)	$(1,127)
Net deferred taxes	$—	$—